Premises and Equipment (Schedule of Future Minimum Rental Payments of Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premises and Equipment [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 381
Operating Leases, Future Minimum Payments, Due in Two Years	381
Operating Leases, Future Minimum Payments, Due in Three Years	386
Operating Leases, Future Minimum Payments, Due in Four Years	394
Operating Leases, Future Minimum Payments, Due in Five Years	311
Operating Leases, Future Minimum Payments, Due Thereafter	1,617
Operating Leases, Future Minimum Payments Due, Total	3,470
Operating Leases, Rent Expense, Net	$ 367	$ 341	$ 338